DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)					1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Dec. 27, 2022 $ / shares shares	Sep. 07, 2022 shares	Sep. 09, 2020 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) tranche $ / shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 09, 2022 USD ($)	Aug. 05, 2022 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash						$ 2,880,254	$ 6,007,575
Net Cash Provided by (Used in) Operating Activities						(10,227,730)	(7,806,795)
Net Income (Loss) Attributable to Parent						(14,129,101)	(9,383,975)
Retained Earnings (Accumulated Deficit)						$ (61,192,308)	$ (47,063,207)
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Series A Preferred Stock [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001	$ 0.0001
Tailwind Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs						$ 18,847,894
Cash underwriting fee						6,684,314
Deferred underwriting fee payable						11,697,550	$ 11,697,550
Other offering cost						466,030
Cash						4,749	479,694
Net Cash Provided by (Used in) Operating Activities						(1,181,593)	(1,749,104)
Net Income (Loss) Attributable to Parent						11,141,409	17,789,488
Retained Earnings (Accumulated Deficit)						$ (18,866,397)	$ (28,591,245)
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001	$ 0.0001
Working capital deficit						$ 4,719,256
Convertible note - related party, Outstanding balance						600,000
Tailwind Acquisition Corp. | Legacy Nuburu
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash						2,880,254
Net Cash Provided by (Used in) Operating Activities						10,227,730
Net Income (Loss) Attributable to Parent						14,129,101
Retained Earnings (Accumulated Deficit)						$ 61,192,308
Tailwind Acquisition Corp. | Unsecured promissory note - Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Conversion price per warrant | $ / shares						$ 1
Initial maximum borrowing capacity of the note								$ 600,000
Additional Drawdown Amount						$ 150,000
Number of equal tranches | tranche						2
Tailwind Acquisition Corp. | Class A Common Stock Subject to Redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares		2,916,653	30,188,729
Redemption value per share | $ / shares		$ 10.13
Tailwind Acquisition Corp. | Class A Common Stock Subject to Redemption | Subsequent Event [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares					2,916,653
Redemption value per share | $ / shares					$ 10.24
Estimated aggregate redemption amount	$ 29,900,000				$ 29,600,000
Tailwind Acquisition Corp. | IPO [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares				33,421,570
Share issued price | $ / shares				$ 10
Proceeds from issuance of shares				$ 334,215,700
Maturity term of U.S. government securities				185 days
Tailwind Acquisition Corp. | Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issued | shares				3,421,570
Tailwind Acquisition Corp. | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase the shares issued (in shares) | shares				9,700,000
Price of warrants | $ / shares				$ 1
Proceeds from issuance of warrants				$ 9,700,000